Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Accounts Payable and Accrued Liabilities, Current [Abstract]
Schedule Of Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consisted of the following:

	As of December 31,
	2019	2020	2020
	RMB	RMB	US$
Amounts due to third-parties	17,037	26,645	4,08 3
Income tax payables	15,171	12,292	1,884
Accrued professional service fee	7,848	793	122
Salary and welfare payables	12,221	18,497	2,835
Deposits received from ride-hailing drivers	8,153	13,165	2,018
Contingent consideration, current portion	6,453	—	—
Purchase consideration payable	—	23,580	3,614
Others	8,942	10,772	1,650

Total	75,825	105,744	16,206